Financial Instruments and Risk Management - Offsetting Financial Assets (Details) - CAD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Fair value of derivative assets
Financial Instruments and Risk Management
Gross Assets	$ 4,305	$ 6,527
Gross Liabilities Offset	(4,162)	(6,404)
Net Amounts Presented	143	123
Accounts receivables
Financial Instruments and Risk Management
Gross Assets	10,349	5,048
Gross Liabilities Offset	(8,633)	(2,734)
Net Amounts Presented	1,716	2,314
Financial assets
Financial Instruments and Risk Management
Gross Assets	14,654	11,575
Gross Liabilities Offset	(12,795)	(9,138)
Net Amounts Presented	$ 1,859	$ 2,437